UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01660

Exact name of registrant as specified in charter:	Prudential’s Gibraltar Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2011

Date of reporting period:	3/31/2011

Item 1.  Schedule of Investments

PRUDENTIAL’S GIBRALTAR FUND, INC. SCHEDULE OF INVESTMENTS March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.8%
COMMON STOCKS
Aerospace & Defense — 6.8%
Boeing Co. (The)	22,748	$1,681,760
Precision Castparts Corp.	24,849	3,657,276
United Technologies Corp.	53,870	4,560,095

		9,899,131

Air Freight & Logistics — 2.8%
Expeditors International of Washington, Inc.	60,676	3,042,295
United Parcel Service, Inc. (Class B Stock)	14,389	1,069,390

		4,111,685

Automobiles — 2.7%
Harley-Davidson, Inc.	92,408	3,926,416

Beverages — 1.2%
Anheuser-Busch InBev NV (Belgium), ADR	30,971	1,770,612

Capital Markets — 5.7%
Charles Schwab Corp. (The)	98,997	1,784,916
Goldman Sachs Group, Inc. (The)	27,447	4,349,526
Lazard Ltd. (Class A Stock)	50,747	2,110,060

		8,244,502

Chemicals — 4.2%
E.I. du Pont de Nemours & Co.	54,846	3,014,885
Monsanto Co.	42,573	3,076,325

		6,091,210

Communications Equipment — 2.1%
Juniper Networks, Inc.(a)	71,783	3,020,629

Computers & Peripherals — 6.1%
Apple, Inc.(a)	20,936	7,295,149
EMC Corp.(a)	56,747	1,506,633

		8,801,782

Construction & Engineering — 0.6%
Quanta Services, Inc.(a)	39,302	881,544

Consumer Finance — 1.0%
American Express Co.	32,620	1,474,424

Diversified Financial Services — 1.8%
JPMorgan Chase & Co.	57,699	2,659,924

Energy Equipment & Services — 3.7%
Schlumberger Ltd.	56,761	5,293,531

Food & Staples Retailing — 3.6%
Costco Wholesale Corp.	43,070	3,157,892
Whole Foods Market, Inc.	30,922	2,037,760

		5,195,652

Food Products — 2.0%
Mead Johnson Nutrition Co.	49,148	2,847,144

Healthcare Providers & Services — 1.9%
Express Scripts, Inc.(a)	49,533	2,754,530

Hotels, Restaurants & Leisure — 1.7%
Starbucks Corp.	65,634	2,425,176

Internet & Catalog Retail — 4.1%
Amazon.com, Inc.(a)	32,972	5,939,246

Internet Software & Services — 3.9%
Google, Inc. (Class A Stock)(a)	9,622	5,640,513

IT Services — 9.5%
International Business Machines Corp.	39,571	6,452,843

Mastercard, Inc. (Class A Stock)	19,306	4,859,706
Visa, Inc. (Class A Stock)	32,744	2,410,613

		13,723,162

Life Sciences, Tools & Services — 2.2%
Agilent Technologies, Inc.(a)	69,860	3,128,331

Machinery — 1.7%
Deere & Co.	8,924	864,646
Ingersoll-Rand PLC	34,067	1,645,777

		2,510,423

Media — 4.0%
Walt Disney Co. (The)	135,223	5,826,759

Oil, Gas & Consumable Fuels — 5.0%
Occidental Petroleum Corp.	35,953	3,756,729
Southwestern Energy Co.(a)	79,734	3,426,170

		7,182,899

Pharmaceuticals — 2.7%
Novo Nordisk A/S (Denmark), ADR	11,764	1,473,206
Shire PLC (Ireland), ADR	28,470	2,479,737

		3,952,943

Road & Rail — 1.7%
Union Pacific Corp.	24,362	2,395,515

Semiconductors & Semiconductor Equipment — 1.3%
Altera Corp.	40,837	1,797,645

Software — 2.9%
Oracle Corp.	126,826	4,232,184

Textiles, Apparel & Luxury Goods — 6.5%
NIKE, Inc. (Class B Stock)	75,780	5,736,546
Phillips-Van Heusen Corp.	23,765	1,545,438
Polo Ralph Lauren Corp.	17,477	2,161,031

		9,443,015

Wireless Telecommunication Services — 2.4%
American Tower Corp. (Class A Stock)(a)	65,876	3,413,694

TOTAL LONG-TERM INVESTMENTS (cost $95,478,580)		138,584,221

SHORT-TERM INVESTMENT — 5.5%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $7,950,896)(b)	7,950,896	7,950,896

TOTAL INVESTMENTS — 101.3% (cost $103,429,476)(c)		146,535,117
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(1,861,889)

NET ASSETS — 100.0%		$144,673,228

The following abbreviation is used in portfolio descriptions:

ADR    American Depositary Receipt

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$105,067,651	$41,566,716	$(99,250)	$41,467,466

The difference between book basis and tax basis is attributable to deferred losses on wash sales and investments in partnerships as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$138,584,221	$—	$—
Affiliated Money Market Mutual Fund	7,950,896	—	—

Total	$146,535,117	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2. The Core Fund is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.  Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential’s Gibraltar Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steve Pelletier
Steve Pelletier
President and Principal Executive Officer

Date May 23, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 23, 2011

*	Print the name and title of each signing officer under his or her signature.